Income Taxes - Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at the beginning of the year	$ 0	$ 0
Gross increase - tax position in current period	89	183
Applied against certain element of deferred tax assets	(89)	(183)
Unrecognized tax benefits at the end of the year	$ 0	$ 0